Accrued Expenses (Details) - Schedule of accrued expenses - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of accrued expenses [Abstract]
Selling and marketing costs	$ 8,875	$ 3,468	$ 698
Employee compensation and related benefits	1,483	1,090
Professional Fees	635	73	426
Other	9		13
Total	$ 11,002	$ 4,631	$ 1,767